ADVANCES FROM JOINT VENTURE PARTNERS - Disclosure of detailed information about joint operations (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 1,565	$ 2,404
UNITED STATES
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	1,524	2,305
Sweden and Norway [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 41	$ 99